Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - HMH Holding BV And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes [Line Items]
Balance as of January 1,	$ 771	$ 0
Increases in unrecognized tax benefits - current year positions	0	110
Increases in unrecognized tax benefits - prior year positions	0	661
Balance as of December 31,	$ 771	$ 771